Critical Accounting Estimates and Judgments - Summary of key factors of the macroeconomic scenarios on the economic conditions (Detail) - Scenario Forecast [member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Japanese GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	2.00%	3.30%
Global GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	3.90%	5.60%